CONCENTRATION OF RISKS (Narrative) (Details)		1 Months Ended
	Apr. 03, 2015	Oct. 31, 2012
Concentration Risk [Line Items]
Number of entities approved by the MOF to conduct online sales of sports lottery products		2
Number of competent government authorities who jointly released a public bulletin with regard to online lottery sales	8